UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Fiera Capital Diversified Alternatives Fund

ANNUAL REPORT	OCTOBER 31, 2018

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-755-3863; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018 (Unaudited)

Dear Shareholders,

Thank you for your support of the Fiera Capital Diversified Alternatives Fund (“the Fund”). Our results are reported below.

For the twelve months ended October 31, 2018, the Fund returned -8.33% (Institutional Class, FCAIX) and -8.52% (Investor Class, FCARX). By comparison, the HFRX Global Hedge Fund Index returned -3.53% and the MSCI World TR Index returned 1.16% during that time.

Two of the Fund’s sub-advisors produced negative results for the fiscal year. The losses were the result of whipsawed markets as spikes in volatility had an adverse effect on directional strategies, particularly in equity and fixed income markets.

Directional exposure to global equity indices generated losses for the Fund. Increased geopolitical tensions coupled with central bank and global growth uncertainty resulted in episodic volatility characterized by steep declines followed by quick reversals of developed market indices. This market behavior proved difficult for strategies that rely on trend-following signals targeting U.S., Asia, and European equity markets and resulted in negative performance for the Fund.

Equity market neutral trading, however, generated positive results during the fiscal year. Sector rotations benefitted factor-specific positioning and beta neutral strategies within the Canadian equity market also proved particularly profitable.

The Fund’s global fixed income exposure produced negative results over the period. The positioning was across a diverse group of sovereign issuers with varying degrees of directional exposure. The losses, however, were concentrated in developed markets as the direction of central bank policy in the U.S. and geopolitical tensions in Europe introduced significant volatility within these markets. The strengthening of the U.S. economy caused market participants to adjust higher their expectations of future interest rate hikes by the U.S. Federal Reserve which caused yields to spike and prices to fall. This market reaction was detrimental to the Fund’s long positions within U.S. government bonds. Later, a flight-to-quality response by investors to the outcome of the Italian elections caused sovereign bonds, particularly in the U.S. and Europe, to rally hurting the short positions within these fixed income markets.

Currency exposures generated gains for the Fund. The positioning over the fiscal year was biased towards being long the U.S. dollar versus other foreign currencies. The strengthening of the U.S. economy and the continued interest rate increases by the U.S. Federal Reserve created a positive environment for the greenback. Further, uncertainty regarding the outcome of Brexit negotiations and geopolitical tensions in Europe bolstered short positions in the British pound and euro. Also, a short position in the Australian dollar was profitable as the differential continued to widen between Australian and comparably higher U.S. interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018 (Unaudited)

Market participants have begun to question, in earnest, how much longer the current economic expansion can last. In addition, the divergence in global economic growth, protectionism domestic policy, and central bank activity has increased the level uncertainty across markets and asset classes. We believe that a diversified basket of uncorrelated hedge fund strategies is well positioned to capitalize on this anticipated investment environment and produce attractive risk-adjusted returns going forward.

We appreciate your continued support.

[1]	The strategy managed by the Adviser, Fiera Capital Inc., began trading in February 2018 and the performance does not reflect a full fiscal year.

Fiera Capital Diversified Alternatives Fund

The material represents the manager’s assessment of the portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice regarding any stock. Neither this material nor any accompanying oral presentation or remarks by a representative is intended to constitute a recommendation of the Fund or a determination of suitability.

Portfolio holdings are subject to change and should not be considered investment advice or a recommendation to buy securities.

Investing involves risk, including possible loss of principal. The Fund invests in bonds . Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise. The Fund uses investment techniques that are different from the risks ordinarily associated with equity investments and are considered complex trading strategies. Such techniques and strategies include the use of derivatives, short sales, leverage and investments in commodity linked securities and foreign securities. Derivatives are often more volatile than other investments and may magnify the Fund’s gains or losses. With short sales, the Fund risks paying more for a security than it received from its sale. Short sale losses are potentially unlimited and the expenses involved with the shorting strategy may negatively impact the performance of the Fund. In addition to the normal risks associated with investing, international investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from social, economic, or political instability in other nations. Commodity linked securities can be more volatile and less liquid than the underlying commodities themselves and the use of leverage may accelerate the velocity of potential losses. These alternative investment strategies include risks in addition to those risks with direct investments in securities as described in the prospectus. Such strategies may not be suitable for all investors. The Fund uses a multi-manager structure. It is possible that the investment styles used by a Sub-Adviser in an asset class or investment strategy will not always be complementary to those used by others, which could adversely affect the performance of the Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018 (Unaudited)

Index performance returns do not reflect any management fees, transaction costs or expenses. Indexes are unmanaged and one cannot invest directly in an index. Past performance does not guarantee future results.

Definition of the Comparative Indices

HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in the hedge fund industry.

ICE BofA Merrill Lynch US 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. While the index will often hold the Treasury Bill issued at the most recent 3-month auction, it is also possible for a seasoned 6-month Bill to be selected.

MSCI World TR Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World TR Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018 (Unaudited)

Comparison of Change in the Value of a $10,000 Investment in the Fiera Capital Diversified Alternatives Fund, Institutional Class Shares and Investor Class Shares, versus the HFRX Global Hedge Fund Index, the MSCI World TR Index, and the ICE BofA Merrill Lynch US 3-Month Treasury Bill Index

	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED OCTOBER 31, 2018
	One Year	Three Year	Inception to Date*
Institutional Class Shares	-8.33%	-3.03%	-1.35%
Investor Class Shares	-8.52%	-3.26%	-1.60%
HFRX Global Hedge Fund Index	-3.53%	0.61%	-0.47%
MSCI World TR Index	1.16%	7.91%	5.47%
ICE BofA Merrill Lynch US 3-Month Treasury Bill Index	1.68%	0.90%	0.64%

*	The Fiera Capital Diversified Alternatives Fund (formerly Rothschild Larch Lane Alternatives Fund) commenced operations on July 25, 2014.

Fee waivers were in effect previously, if they had not been in effect, performance would have been lower.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, may be worth less than its original cost.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018 (Unaudited)

The Fund’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 3.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Sector Weightings (Unaudited)†

	Long	Short	Net
Short-Term Investment	45.2%	0.0%	45.2%
Utilities	4.2	(0.1)	4.1
Financials	5.6	(2.3)	3.3
Consumer Staples	3.4	(0.6)	2.8
Consumer Discretionary	6.9	(4.4)	2.5
Communication Services	5.7	(3.4)	2.3
Industrials	6.2	(3.9)	2.3
Health Care	6.5	(4.6)	1.9
Real Estate	0.7	0.0	0.7
Purchased Options	0.1	0.0	0.1
Rights	0.0	0.0	0.0
Forward	0.0	0.0	0.0
Written Options	0.0	(0.3)	(0.3)
Materials	2.1	(3.0)	(0.9)
Energy	2.1	(3.1)	(1.0)
Information Technology	4.3	(5.5)	(1.2)

Total			61.8
Other Assets and Liabilities, Net			38.2

			100.0%

†	As a percentage of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS
FOREIGN COMMON STOCK — 27.9%
	Shares	Value
AUSTRALIA — 1.2%
a2 Milk *	15,985	$110,028
AGL Energy	5,512	70,260
Crown Resorts	11,665	103,340
Flight Centre Travel Group	3,278	107,709
National Australia Bank	2,767	49,398
Qantas Airways	26,736	103,564
South32	1,279	3,279

		547,578

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — 10.9%
Agnico Eagle Mines	2,730	$96,430
Algonquin Power & Utilities	11,500	114,786
Bank of Montreal	1,300	97,200
Bank of Nova Scotia	1,800	96,601
Bausch Health *	4,300	98,383
BCE	4,244	164,723
Brookfield Renewable Partners (A)	2,970	80,948
BRP	2,200	88,505
CAE	2,421	42,702
Canadian Apartment Properties ‡	2,720	96,717
Canadian Imperial Bank of Commerce	1,100	94,989
Canadian National Railway	1,200	102,585
Canadian Tire, Cl A	670	75,395
Canadian Utilities, Cl A	4,650	110,311
CCL Industries, Cl B	1,790	75,301
CGI Group, Cl A *	3,020	186,506
Constellation Software	200	137,644
Emera	3,500	107,995
Empire	5,530	100,607
Enbridge Income Fund Holdings	2,720	62,956
Fairfax Financial Holdings	200	97,186
FirstService	1,370	100,509
Fortis	2,070	68,400
Franco-Nevada	930	58,084
George Weston	820	59,641
Gildan Activewear	4,400	131,520
Great-West Lifeco	6,600	151,457
Husky Energy	8,000	113,092
Hydro One	4,670	67,933
Imperial Oil	3,500	109,324

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — continued
Intact Financial	1,150	$90,859
Loblaw	1,290	64,517
Methanex	1,500	97,136
Metro, Cl A	2,690	84,412
Norbord	2,700	68,851
Nutrien	1,670	88,406
Onex	1,210	79,551
Parkland Fuel	4,220	141,719
Power Financial	3,400	73,220
Premium Brands Holdings	1,440	96,839
Quebecor, Cl B	8,640	169,459
RioCan Real Estate Investment Trust ‡	3,510	63,990
Ritchie Bros Auctioneers	3,380	113,689
Rogers Communications, Cl B	4,420	227,606
Royal Bank of Canada	1,400	102,008
Shaw Communications, Cl B	4,330	80,617
SmartCentres Real Estate Investment Trust ‡	3,890	88,884
Sun Life Financial	2,600	95,215
TELUS	2,480	84,924
Toronto-Dominion Bank	1,800	99,855
Waste Connections	870	66,510
West Fraser Timber	1,500	75,362
WSP Global	2,100	104,836

		5,246,895

DENMARK — 0.7%
Carlsberg, Cl B	692	76,334
DSV	1,196	96,161
H Lundbeck	1,829	85,412
Novo Nordisk, Cl B	2,167	93,728

		351,635

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

FINLAND — 0.8%
Elisa	2,573	$102,437
Fortum	4,795	100,990
Orion, Cl B	1,687	58,087
Sampo, Cl A	207	9,533
UPM-Kymmene	2,990	96,213

		367,260

GERMANY — 0.4%
Deutsche Lufthansa	5,218	104,964
Deutsche Telekom	5,803	95,272
ProSiebenSat.1 Media	170	3,932

		204,168

HONG KONG — 1.6%
CK Hutchinson Holdings	9,000	90,609
CK Infrastructure Holdings	12,000	87,682
CLP Holdings	10,500	117,694
Hang Seng Bank	3,200	74,920
Hong Kong & China Gas	47,190	90,024
Hong Kong Exchanges & Clearing	4,000	106,096
MTR	14,000	67,840
PCCW	88,000	48,253
Power Assets Holdings	11,500	76,770
VTech Holdings	2,400	28,156

		788,044

ISRAEL — 0.2%
Check Point Software Technologies *	1,027	113,997

ITALY — 0.2%
Mediaset *	17,904	53,962
UniCredit	1,870	23,968

		77,930

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — 8.8%
ANA Holdings	3,100	$104,263
Astellas Pharma	7,400	114,573
Canon	3,200	91,376
Central Japan Railway	500	95,937
East Japan Railway	1,000	87,517
Fast Retailing	200	101,157
Fujitsu	1,700	103,385
GungHo Online Entertainment	26,600	47,856
Hakuhodo DY Holdings	7,000	117,003
Hitachi	3,200	98,182
Hoya	2,300	130,741
Isetan Mitsukoshi Holdings	8,500	99,513
ITOCHU	5,900	109,545
Japan Airlines	3,000	106,802
Japan Exchange Group	6,300	113,119
Japan Post Bank	8,700	101,546
Japan Post Holdings	6,500	77,192
Japan Post Insurance	100	2,385
Japan Tobacco	4,200	108,187
Kakaku.com	6,100	110,663
KDDI	3,700	92,291
Kirin Holdings	2,200	52,614
Kyushu Railway	3,500	107,325
Marubeni	13,600	110,442
McDonald’s Holdings Japan	2,400	105,712
Medipal Holdings	4,500	96,632
Mitsubishi Motors	15,300	96,409
Mitsubishi UFJ Financial Group	7,400	44,911
Mixi	2,000	43,710
Nippon Telegraph & Telephone	2,300	96,823

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
NTT DOCOMO	4,500	$113,442
Oriental Land	900	84,668
Ryohin Keikaku	400	105,676
Seven & i Holdings	2,500	108,410
SG Holdings	4,700	118,463
Shimamura	1,100	92,516
Shimano	400	54,735
Sony	700	38,091
Square Enix Holdings	2,200	78,867
Subaru	1,400	37,880
Sugi Holdings	1,300	59,565
Sumitomo Mitsui Financial Group	700	27,383
Suzuki Motor	1,600	80,117
Taisei	1,800	77,130
Teijin	5,100	88,590
Tokyo Gas	2,300	56,687
Toyo Suisan Kaisha	800	27,580
Unicharm	3,900	106,180
Yamazaki Baking	5,500	99,242

		4,223,033

NETHERLANDS — 0.2%
ArcelorMittal	3,421	85,400
RELX	691	13,673

		99,073

NEW ZEALAND — 0.2%
Spark New Zealand	39,926	102,912

NORWAY — 0.4%
Equinor	4,425	115,116
Telenor	4,597	84,335

		199,451

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

PORTUGAL — 0.0%
Galp Energia SGPS	609	$10,619

SINGAPORE — 0.3%
Singapore Airlines	3,800	26,007
Singapore Technologies Engineering	41,600	106,617

		132,624

SPAIN — 0.8%
Acciona	1,221	103,141
Endesa	3,855	80,690
Industria de Diseno Textil	3,216	90,810
International Consolidated Airlines Group	7,875	60,737
Mediaset Espana Comunicacion	9,379	63,866

		399,244

SWEDEN — 0.4%
Axfood	2,608	46,525
Swedish Match	927	47,236
Telia	16,677	75,192

		168,953

SWITZERLAND — 0.6%
Kuehne + Nagel International	652	90,697
Nestle	1,440	121,703
Swisscom	170	77,881

		290,281

UNITED KINGDOM — 0.2%
Centrica	55,219	103,895
RELX	128	2,536

		106,431

TOTAL FOREIGN COMMON STOCK (Cost $13,979,809)		13,430,128

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — 19.8%
	Shares	Value

UNITED STATES — 19.8%
Communication Services — 1.3%
Interpublic Group of Companies	4,343	$100,584
Live Nation Entertainment *	342	17,887
Sirius XM Holdings	17,616	106,048
Verizon Communications	1,282	73,189
Vonage Holdings *	6,432	85,288
Walt Disney	820	94,161
World Wrestling Entertainment, Cl A	1,987	144,236

		621,393

Consumer Discretionary — 3.6%
Burlington Stores *	689	118,157
Carter’s	521	50,006
Columbia Sportswear	1,190	107,433
Darden Restaurants	996	106,124
Deckers Outdoor *	1,013	128,823
Domino’s Pizza	405	108,860
Garmin	1,574	104,136
H&R Block	4,486	119,058
Home Depot	565	99,372
McDonald’s	648	114,631
Ralph Lauren, Cl A	887	114,964
Ross Stores	1,258	124,542
Stamps.com *	408	82,485
Target	951	79,532
TJX	1,109	121,857
Williams-Sonoma	873	51,839
Yum! Brands	1,200	108,492

		1,740,311

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Consumer Staples — 1.0%
Boston Beer, Cl A *	368	$113,083
Flowers Foods	5,142	99,292
Herbalife Nutrition *	1,792	95,442
Ingredion	271	27,420
Lamb Weston Holdings	894	69,875
Monster Beverage *	85	4,492
National Beverage *	945	87,365

		496,969

Energy — 1.0%
Exxon Mobil	998	79,521
PBF Energy, Cl A	2,070	86,629
Peabody Energy	2,975	105,464
Phillips 66	1,038	106,727
Valero Energy	922	83,985

		462,326

Financials — 1.8%
Annaly Capital Management ‡	10,819	106,784
Berkshire Hathaway, Cl B *	492	100,998
CNA Financial	2,117	91,814
Evercore, Cl A	1,147	93,698
Green Dot, Cl A *	1,661	125,804
Lazard, Cl A (A)	2,125	84,447
MGIC Investment *	8,655	105,678
Moelis, Cl A	1,128	45,526
Starwood Property Trust ‡	5,010	108,817

		863,566

Health Care — 4.8%
Biogen *	303	92,194
Bruker	3,005	94,147

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Health Care — continued
Charles River Laboratories International *	983	$119,749
Chemed	321	97,690
Cigna	518	110,754
Encompass Health	1,953	131,437
Horizon Pharma *	4,413	80,361
Humana	348	111,503
Illumina *	221	68,764
Masimo *	884	102,190
Mettler-Toledo International *	186	101,709
Molina Healthcare *	1,124	142,489
Myriad Genetics *	2,435	109,648
Premier, Cl A *	2,472	111,240
Regeneron Pharmaceuticals *	276	93,630
Taro Pharmaceutical Industries *	1,017	101,202
Tenet Healthcare *	3,009	77,422
Veeva Systems, Cl A *	1,461	133,462
Vertex Pharmaceuticals *	577	97,778
Waters *	544	103,191
WellCare Health Plans *	499	137,719
Zoetis, Cl A	1,227	110,614

		2,328,893

Industrials — 2.0%
ASGN *	1,179	79,087
Cintas	502	91,299
Curtiss-Wright	586	64,144
EMCOR Group	1,392	98,804
Expeditors International of Washington	1,152	77,391
Insperity	979	107,543
Landstar System	927	92,784
Robert Half International	2,201	133,227

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Industrials — continued
Textron	1,899	$101,843
WW Grainger	461	130,910

		977,032

Information Technology — 2.6%
Arista Networks *	396	91,219
Aspen Technology *	1,221	103,651
Atlassian, Cl A *	557	42,282
Broadridge Financial Solutions	805	94,137
CACI International, Cl A *	388	69,242
Cadence Design Systems *	2,327	103,714
CommVault Systems *	843	49,079
F5 Networks *	650	113,932
Fortinet *	2,048	168,305
Intuit	636	134,196
Manhattan Associates *	2,147	102,498
NetApp	1,389	109,023
Ubiquiti Networks	492	45,800

		1,227,078

Materials — 0.4%
Louisiana-Pacific	3,649	79,439
Reliance Steel & Aluminum	1,165	91,942

		171,381

Utilities — 1.3%
Ameren	49	3,164
American Electric Power	289	21,201
CenterPoint Energy	3,705	100,072
DTE Energy	994	111,726
MDU Resources Group	3,985	99,466

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Utilities — continued
National Fuel Gas	1,850	$100,436
Public Service Enterprise Group	1,442	77,046
UGI	1,953	103,626

		616,737

TOTAL COMMON STOCK (Cost $8,946,584)		9,505,686

SHORT-TERM INVESTMENT — 45.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 2.070% (B) (Cost $21,756,250)	21,756,250	21,756,250

TOTAL INVESTMENTS IN SECURITIES — 92.9% (Cost $44,682,643)		$44,692,064

SECURITIES SOLD SHORT
COMMON STOCK — (16.0)%
UNITED STATES — (16.0)%
Communication Services — (2.3)%
Alphabet, Cl A *	(81)	$(88,337)
ANGI Homeservices *	(7,726)	(147,876)
Charter Communications, Cl A *	(375)	(120,139)
Facebook, Cl A *	(82)	(12,447)
GCI Liberty *	(2,310)	(109,332)
Netflix *	(408)	(123,126)
Sea ADR *	(9,132)	(119,173)
Snap, Cl A *	(13,898)	(91,866)
Spotify Technology *	(595)	(89,066)
Twitter *	(2,910)	(101,122)
Zillow Group, Cl C *	(2,515)	(101,254)

		(1,103,738)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Consumer Discretionary — (2.5)%
Amazon.com *	(57)	$(91,087)
Carvana, Cl A *	(2,303)	(89,241)
Floor & Decor Holdings, Cl A *	(2,603)	(66,585)
International Game Technology	(6,491)	(120,408)
Mattel *	(7,578)	(102,909)
Newell Brands	(5,738)	(91,119)
Roku, Cl A *	(2,073)	(115,259)
Scientific Games *	(1,833)	(40,803)
Tesla *	(336)	(113,339)
Veoneer *	(1,844)	(61,922)
Wayfair, Cl A *	(1,209)	(133,341)
Whirlpool	(853)	(93,625)
Wynn Resorts	(978)	(98,387)

		(1,218,025)

Consumer Staples — (0.2)%
Coty, Cl A	(10,233)	(107,958)

Energy — (1.1)%
Anadarko Petroleum	(1,633)	(86,876)
Golar LNG	(3,187)	(85,348)
Halliburton	(2,871)	(99,566)
Parsley Energy, Cl A *	(3,680)	(86,186)
Royal Dutch Shell ADR, Cl A	(885)	(55,923)
Schlumberger	(1,843)	(94,564)
Weatherford International *	(30,638)	(41,361)

		(549,824)

Financials — (0.9)%
BGC Partners, Cl A	(3,352)	(35,498)
Goldman Sachs Group	(479)	(107,952)
Interactive Brokers Group, Cl A	(1,687)	(83,355)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Financials — continued
Sterling Bancorp	(4,489)	$(80,712)
Virtu Financial, Cl A	(4,910)	(116,465)

		(423,982)

Health Care — (3.4)%
AbbVie	(1,225)	(95,366)
Amgen	(667)	(128,591)
Array BioPharma *	(6,412)	(103,874)
Boston Scientific *	(1,317)	(47,596)
Celgene *	(965)	(69,094)
Cooper	(412)	(106,424)
DENTSPLY SIRONA	(2,970)	(102,851)
Hologic *	(2,588)	(100,906)
Insulet *	(1,293)	(114,056)
Johnson & Johnson	(756)	(105,832)
Medtronic	(611)	(54,880)
Merit Medical Systems *	(1,610)	(91,963)
Novocure *	(2,844)	(94,250)
Teladoc Health *	(1,998)	(138,541)
Teleflex	(344)	(82,815)
Thermo Fisher Scientific	(448)	(104,675)
Wright Medical Group *	(3,800)	(102,524)

		(1,644,238)

Industrials — (0.9)%
General Electric	(3,026)	(30,563)
Kirby *	(1,428)	(102,730)
Middleby *	(1,029)	(115,557)
Nielsen Holdings	(3,053)	(79,317)
Spirit Airlines *	(2,122)	(110,132)

		(438,299)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

COMMON STOCK — continued
	Shares	Value

Information Technology — (3.7)%
2U *	(1,464)	$(92,100)
Apple	(699)	(152,983)
Intel	(2,169)	(101,683)
InterXion Holding *	(1,769)	(104,141)
IPG Photonics *	(573)	(76,524)
Littelfuse	(578)	(104,710)
MACOM Technology Solutions Holdings *	(1,407)	(19,796)
Microsoft	(963)	(102,858)
MongoDB, Cl A *	(1,484)	(120,946)
Nutanix, Cl A *	(1,400)	(58,114)
NVIDIA	(438)	(92,344)
Oracle	(2,264)	(110,574)
PayPal Holdings *	(1,351)	(113,741)
Pluralsight, Cl A *	(2,590)	(58,042)
Square, Cl A *	(1,862)	(136,764)
SS&C Technologies Holdings	(2,143)	(109,636)
Switch, Cl A	(8,205)	(72,778)
Universal Display	(923)	(113,538)
Visa, Cl A	(368)	(50,729)

		(1,792,001)

Materials — (0.9)%
DowDuPont	(1,709)	(92,149)
Martin Marietta Materials	(591)	(101,226)
Valvoline	(5,247)	(104,520)
Vulcan Materials	(1,161)	(117,424)

		(415,319)

TOTAL COMMON STOCK (Proceeds $8,021,943)		(7,693,384)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — (14.9)%
	Shares	Value

AUSTRALIA — (1.1)%
Australia & New Zealand Banking Group	(119)	$(2,185)
BHP Billiton	(4,442)	(101,320)
Commonwealth Bank of Australia	(1,839)	(90,157)
CSL	(839)	(111,698)
James Hardie Industries	(7,917)	(105,345)
Origin Energy *	(19,097)	(98,587)
Westpac Banking	(1,045)	(19,869)

		(529,161)

BELGIUM — (0.2)%
Anheuser-Busch InBev	(389)	(28,701)
Anheuser-Busch InBev ADR	(670)	(49,567)

		(78,268)

CANADA — (3.4)%
AltaGas	(5,610)	(70,527)
Aphria *	(6,380)	(76,088)
ARC Resources	(7,450)	(69,381)
Cameco	(8,100)	(86,756)
Canadian Western Bank	(3,670)	(85,362)
Canfor *	(4,760)	(68,374)
Detour Gold *	(10,560)	(77,889)
Enbridge	(500)	(15,580)
Encana	(8,600)	(87,800)
Enerplus	(5,790)	(53,878)
First Quantum Minerals	(11,250)	(112,291)
Methanex	(1,150)	(74,471)
Norbord	(2,820)	(71,911)
Paramount Resources, Cl A *	(6,200)	(45,307)
Parex Resources *	(4,120)	(59,995)
PrairieSky Royalty	(6,400)	(97,231)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

CANADA — continued
Seven Generations Energy *	(7,450)	$(79,851)
Shopify *	(1,000)	(138,152)
TransCanada	(2,400)	(90,498)
Vermilion Energy	(2,720)	(72,130)
Wheaton Precious Metals	(5,800)	(95,341)

		(1,628,813)

DENMARK — (0.4)%
Ambu, Cl B	(3,990)	(83,169)
AP Moller — Maersk, Cl B	(86)	(109,202)

		(192,371)

FINLAND — (0.4)%
Nokia	(19,526)	(110,580)
Wartsila Abp	(5,241)	(89,369)

		(199,949)

FRANCE — (0.7)%
Airbus	(957)	(105,912)
Bollore	(65)	(275)
Elis	(4,514)	(91,160)
Iliad	(565)	(65,434)
Imerys	(340)	(20,988)
SEB	(525)	(75,341)

		(359,110)

GERMANY — (0.9)%
Bayerische Motoren Werke	(343)	(29,615)
Daimler	(1,820)	(107,936)
Deutsche Bank	(9,552)	(93,595)
Fresenius & KGaA	(103)	(6,566)
SAP	(900)	(96,494)
United Internet	(2,145)	(88,872)

		(423,078)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

HONG KONG — (0.1)%
Minth Group	(8,000)	$(25,912)

ITALY — (0.3)%
Banco BPM *	(14,555)	(27,383)
Snam	(15,708)	(65,010)
Tenaris	(3,120)	(46,417)

		(138,810)

JAPAN — (4.7)%
Daifuku	(2,400)	(103,372)
FANUC	(600)	(104,941)
GMO Payment Gateway	(2,200)	(106,846)
JGC	(5,400)	(104,856)
Komatsu	(4,000)	(104,382)
LINE *	(2,400)	(76,147)
M3	(5,200)	(83,782)
Marui Group	(5,100)	(109,833)
Mercari *	(3,400)	(86,058)
Mitsubishi Electric	(7,700)	(97,824)
Murata Manufacturing	(700)	(106,487)
Nabtesco *	(3,000)	(66,150)
Nidec	(800)	(102,734)
Nihon M&A Center	(800)	(19,193)
PeptiDream *	(3,100)	(101,790)
Renesas Electronics *	(4,200)	(22,259)
SMC	(300)	(96,114)
SoftBank Group	(1,400)	(112,263)
SUMCO	(4,200)	(56,802)
Sumitomo Metal Mining	(3,300)	(104,117)
TDK	(1,000)	(86,409)
Toyota Industries	(2,000)	(98,374)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

JAPAN — continued
Toyota Motor	(1,600)	$(93,801)
Universal Entertainment *	(1,800)	(54,558)
Yahoo Japan	(29,200)	(91,869)
Yaskawa Electric	(3,200)	(92,595)

		(2,283,556)

LUXEMBOURG — (0.1)%
Tenaris ADR	(1,690)	(49,399)

NEW ZEALAND — (0.2)%
Fletcher Building *	(23,454)	(92,442)

NORWAY — (0.2)%
Yara International	(2,528)	(108,770)

SINGAPORE — 0.0%
DBS Group Holdings	(400)	(6,775)

SPAIN — (0.2)%
Banco Santander	(1,150)	(5,464)
Bankia	(27,068)	(85,200)

		(90,664)

SWEDEN — (0.8)%
Essity, Cl B	(4,056)	(92,589)
Husqvarna, Cl B	(10,815)	(81,687)
Investment Latour, Cl B	(9,181)	(111,161)
Nordea Bank Abp	(10,303)	(89,608)
Swedbank	(309)	(6,959)

		(382,004)

SWITZERLAND — (0.5)%
Credit Suisse Group	(8,116)	(106,532)
Novartis	(1,271)	(111,357)
UBS Group	(1,406)	(19,670)

		(237,559)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

FOREIGN COMMON STOCK — continued
	Shares	Value

UNITED KINGDOM — (0.7)%
Capita *	(38,823)	$(63,841)
CNH Industrial	(1,655)	(17,219)
Ocado Group *	(7,452)	(81,459)
Rio Tinto	(2,114)	(114,373)
Weir Group	(3,898)	(79,021)

		(355,913)

TOTAL FOREIGN COMMON STOCK (Proceeds $8,199,258)		(7,182,554)

RIGHT — (0.0)%
	Number of Rights
Banco Santander * (Proceeds $—)	(1,150)	(45)

TOTAL SECURITIES SOLD SHORT — (30.9)% (Proceeds $16,221,201)		$(14,875,983)

PURCHASED OPTIONS — 0.1% (C)
TOTAL PURCHASED OPTIONS — 0.1% (Cost $36,201)		$50,724

WRITTEN OPTIONS — (0.3)% (C)
TOTAL WRITTEN OPTIONS — (0.3)% (Proceeds $160,370)		$(123,986)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

A list of the open contracts held by the Fund at October 31, 2018, is as follows:

PURCHASED OPTIONS — 0.1%
	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
November 2018 S&P 500 E-mini 2nd Week Option	16	$2,168,800	$2,750.00	11/17/2018	$15,600
December 2018 S&P 500 E-mini Option	9	1,219,950	2,725.00	12/22/2018	29,655
November 2018 U.S. Bond Future Option	50	6,906,250	142.00	11/17/2018	5,469

TOTAL PURCHASED OPTIONS (Cost $36,201)					$50,724

WRITTEN OPTIONS — (0.3)%
	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Call Options
November 2018 S&P 500 E-mini 3rd Week Option	(2)	$(271,100)	$2,850.00	11/17/2018	$(305)
November 2018 S&P 500 E-mini 3rd Week Option	(2)	(271,100)	2,885.00	11/17/2018	(130)
November 2018 S&P 500 E-mini 3rd Week Option	(3)	(406,650)	2,925.00	11/17/2018	(90)
November 2018 U.S. 10 Year Future Option	(26)	(3,079,375)	119.00	11/17/2018	(6,906)
November 2018 U.S. Bond Future Option	(22)	(3,038,750)	139.00	11/17/2018	(15,125)
November 2018 U.S. Bond Future Option	(27)	(3,729,375)	140.00	11/17/2018	(10,125)
December 2018 U.S. Bond Future Option	(13)	(1,787,500)	140.00	12/22/2018	(8,328)
Put Options
November 2018 S&P 500 E-mini 2nd Week Option	(16)	(2,168,800)	2,600.00	11/17/2018	(9,200)
November 2018 S&P 500 E-mini 3rd Week Option	(3)	(406,650)	2,615.00	11/17/2018	(3,000)
November 2018 S&P 500 E-mini 3rd Week Option	(2)	(271,100)	2,735.00	11/17/2018	(5,810)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

	Contracts	Notional Amount	Exercise Price	Expiration Date	Value
November 2018 S&P 500 E-mini 3rd Week Option	(2)	$(271,100)	$2,795.00	11/17/2018	$(9,540)
December 2018 S&P 500 E-mini Option	(9)	(1,219,950)	2,525.00	12/22/2018	(11,520)
November 2018 U.S. 10 Year Future Option	(26)	(3,079,375)	118.50	11/17/2018	(13,407)
November 2018 U.S. Bond Future Option	(27)	(3,729,375)	137.00	11/17/2018	(17,297)
December 2018 U.S. Bond Future Option	(13)	(1,787,500)	136.00	12/22/2018	(13,203)

TOTAL WRITTEN OPTIONS (Premiums Received $160,370)					$(123,986)

The open futures contracts held by the Fund at October 31, 2018, are as follows:

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
3 Month EURIBOR	(173)	Dec-2020	$(49,065,905)	$(48,883,983)	$1,877
90-Day Bank Bill	8	Jun-2020	1,487,599	1,475,407	(28)
90-Day Bank Bill	8	Mar-2020	1,487,897	1,475,559	(172)
90-Day Bank Bill	8	Sep-2020	1,487,533	1,475,331	(39)
90-Day Bank Bill	8	Dec-2019	1,489,043	1,476,015	(363)
90-Day Euro$	8	Jun-2020	1,936,204	1,935,800	(404)
90-Day Euro$	23	Jun-2020	3,651,375	3,628,891	(1,215)
90-Day Euro$	24	Mar-2020	3,811,663	3,788,586	(1,375)
90-Day Euro$	23	Sep-2020	3,652,988	3,627,053	(1,422)
90-Day Euro$	8	Mar-2020	1,936,104	1,935,700	(404)
90-Day Euro$	24	Dec-2019	3,813,098	3,790,887	(1,476)
90-Day Euro$	28	Dec-2019	4,901,623	4,856,918	2,137
90-Day Euro$	7	Dec-2019	1,694,177	1,693,913	(264)
90-Day Euro$	29	Jun-2019	4,902,621	4,831,094	2,556
90-Day Euro$	29	Sep-2019	5,087,587	5,032,947	2,662
90-Day Euro$	30	Mar-2020	5,224,698	5,201,185	2,413
90-Day Euro$	8	Sep-2020	1,936,404	1,936,000	(404)
90-Day Euro$	(67)	Dec-2019	(16,219,134)	(16,213,163)	5,971
Amsterdam Index	(4)	Nov-2018	(470,322)	(468,280)	(543)
AUD USD Currency	(39)	Dec-2018	(2,777,026)	(2,760,030)	16,996

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Australian 10-Year Bond	3	Dec-2018	$274,393	$274,931	$536
Australian 3-Year Bond	(65)	Dec-2018	(5,127,110)	(5,129,383)	(2,273)
Australian 3-Year Bond	9	Dec-2018	712,164	710,222	(112)
British Pound	(16)	Dec-2018	(1,295,403)	(1,279,600)	15,803
CAC40 10 Euro Index	(8)	Nov-2018	(458,183)	(461,213)	(3,979)
CAD Currency	(3)	Dec-2018	(227,992)	(227,985)	7
Canadian 10-Year Bond	(72)	Dec-2018	(7,313,810)	(7,227,620)	(11,018)
CBOE Volatility Index	34	Dec-2018	664,324	672,350	8,026
CBOT Mini DJIA	(2)	Dec-2018	(250,826)	(250,770)	56
DAX Index	(1)	Dec-2018	(337,404)	(324,432)	7,511
Euro	(23)	Dec-2018	(3,325,417)	(3,264,706)	60,711
Euro STOXX 50	(4)	Dec-2018	(144,664)	(144,707)	(43)
Euro STOXX 50	1	Dec-2018	36,212	36,177	(35)
Euro STOXX 50 Volatility	60	Dec-2018	124,780	123,345	(432)
Euro-Bob	(21)	Dec-2018	(3,148,860)	(3,126,369)	(21,512)
Euro-BTP	(13)	Dec-2018	(1,785,315)	(1,791,073)	(24,028)
Euro-Bund	(7)	Dec-2018	(1,278,748)	(1,270,623)	(5,893)
Euro-Buxl 30 Year Bond	1	Dec-2018	203,342	200,365	(1,506)
Euro-OAT	28	Dec-2018	4,841,573	4,819,264	6,669
FTSE 100 Index	(8)	Dec-2018	(729,625)	(727,143)	(6,283)
FTSE MIB Index	(2)	Dec-2018	(214,054)	(215,032)	(1,396)
Hang Seng China Enterprises Index	(9)	Nov-2018	(577,729)	(581,469)	(3,991)
Hang Seng Index	(3)	Nov-2018	(471,905)	(476,495)	(4,795)
Japanese 10-Year Bond	7	Dec-2018	9,359,962	9,344,707	5,446
Japanese Yen	35	Dec-2018	3,891,748	3,883,031	(8,717)
Japanese Yen	(36)	Dec-2018	(4,001,066)	(3,993,975)	7,091
Long Gilt 10-Year Bond	(4)	Dec-2018	(626,471)	(625,858)	(6,212)
Mexican Peso	(22)	Dec-2018	(557,615)	(538,120)	19,495
MSCI Singapore Index	(22)	Nov-2018	(538,172)	(544,779)	(8,548)
MSCI Taiwan Index	(17)	Nov-2018	(599,211)	(620,330)	(21,119)
NASDAQ 100 Index E-MINI	(2)	Dec-2018	(285,581)	(279,020)	6,561
New Zealand Dollar	(7)	Dec-2018	(457,132)	(456,610)	522
Norwegian Krone	2	Dec-2018	478,684	475,240	(3,444)
OMX Stockholm 30	(26)	Nov-2018	(432,723)	(435,268)	(2,943)
Russell 2000 Index E-MINI	(4)	Dec-2018	(304,152)	(302,380)	1,772

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Type of Contract	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-MINI	10	Dec-2018	$1,347,445	$1,355,550	$8,105
S&P Mid Cap 400 Index E-MINI	(2)	Dec-2018	(373,816)	(364,960)	8,856
S&P TSX 60 Index	(6)	Dec-2018	(818,208)	(815,101)	(673)
SGX Nifty 50	(40)	Nov-2018	(817,982)	(830,960)	(12,978)
SPI 200 Index	(2)	Dec-2018	(205,273)	(205,293)	(326)
Swedish Krona	(3)	Dec-2018	(660,954)	(657,420)	3,534
Swiss Franc	(27)	Dec-2018	(3,442,132)	(3,360,825)	81,307
TOPIX Index	33	Dec-2018	4,691,413	4,799,309	104,599
U.S. 10-Year Treasury Note	(2)	Dec-2018	(236,810)	(236,875)	(65)
U.S. 10-Year Treasury Note	(50)	Dec-2018	(5,947,712)	(5,921,875)	25,837
U.S. 2-Year Treasury Note	(13)	Jan-2019	(2,740,902)	(2,738,531)	2,371
U.S. 5-Year Treasury Note	(63)	Jan-2019	(7,060,921)	(7,080,117)	(19,196)
U.S. Long Treasury Bond	(15)	Dec-2018	(2,067,037)	(2,071,875)	(4,838)
U.S. Long Treasury Bond	15	Dec-2018	2,086,428	2,071,875	(14,553)
U.S. Ultra Long Treasury Bond	(2)	Dec-2018	(303,153)	(298,438)	4,715

			$(50,483,373)	$(50,275,034)	$215,125

The open forward contracts held by the Fund at October 31, 2018, are as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	11/30/18 - 12/28/18	USD	99,384	CAD	130,000	$(547)
Morgan Stanley	11/30/18 -01/31/19	CAD	4,048,000	USD	3,118,283	39,545

						$38,998

Percentages are based on Net Assets of $48,133,168.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is a Master Limited Partnership. At October 31, 2018, such securities amounted to $165,395, or 0.3% of Net Assets.
(B)	The rate reported is the 7-day effective yield as of October 31, 2018.
(C)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

ADR — American Depositary Receipt

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBOT — Chicago Board of Trade

Cl — Class

DAX — German Stock Exchange

DJIA — Dow Jones Industrial Average

EURIBOR — Euro Interbank Offered Rate

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGPS — Sociedade Gestora de Participações Sociais (holding company shares)

SGX — Singapore Exchange

SPI — Swiss Performance Index

TOPIX — Tokyo Stock Price Index

TSX — Toronto Stock Exchange

USD — United States Dollar

Yen — Japanese Currency

The following table summarizes the inputs used as of October 31, 2018, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$13,430,128	$—	$—	$13,430,128
Common Stock	9,505,686	—	—	9,505,686
Short-Term Investment	21,756,250	—	—	21,756,250

Total Investments in Securities	$44,692,064	$—	$—	$44,692,064

Securities Sold Short
Common Stock	$(7,693,384)	$—	$—	$(7,693,384)
Foreign Common Stock	(7,182,554)	—	—	(7,182,554)
Rights	(45)	—	—	(45)

Total Securities Sold Short	$(14,875,983)	$—	$—	$(14,875,983)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$50,724	$—	$—	$50,724
Written Options	(123,986)	—	—	(123,986)
Futures Contracts*
Unrealized Appreciation	414,142	—	—	414,142
Unrealized Depreciation	(199,017)	—	—	(199,017)
Forwards Contracts*
Unrealized Appreciation	—	39,545	—	39,545
Unrealized Depreciation	—	(547)	—	(547)

Total Other Financial Instruments	$141,863	$38,998	$—	$180,861

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the year ended October 31, 2018, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities. As of October 31, 2018, the Fund did not hold any level 3 securities.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $44,682,643)	$44,692,064
Foreign Currency, at Value (Cost $1,897,415)	1,879,786
Receivable from Prime Broker	17,227,159
Dividend and Interest Receivable	95,865
Purchased Options, at Value (Cost $36,201)	50,724
Unrealized Gain on Forward Foreign Currency Contracts	39,545
Reclaim Receivable	20,392
Unrealized Gain on Foreign Spot Currency Contracts	115
Receivable for Capital Shares Sold	100
Other Prepaid Expenses	19,856

Total Assets	64,025,606

Liabilities:
Securities Sold Short, at Value (Proceeds $16,221,201)	14,875,983
Written Options, at Value (Premiums Received $160,370)	123,986
Due to Custodian	717,786
Payable to Investment Adviser	39,846
Dividends Payable	25,144
Payable to Administrator	19,110
Chief Compliance Officer Fees Payable	7,542
Shareholder Servicing Fees Payable	1,308
Unrealized Loss on Forward Foreign Currency Contracts	547
Distribution Fees Payable	454
Variation Margin Payable	476
Payable to Trustees	192
Other Accrued Expenses and Other Payables	80,064

Total Liabilities	15,892,438

Net Assets	$48,133,168

Net Assets Consist of:
Paid-in Capital	$53,758,042
Total Distributable Loss	(5,624,874)

Net Assets	$48,133,168

Institutional Class Shares:
Net Assets	$48,125,061
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	5,403,505
Net Asset Value, Offering and Redemption Price Per Share	$8.91

Investor Class Shares:
Net Assets	$8,107
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	921
Net Asset Value, Offering and Redemption Price Per Share	$8.81	*

*	Net assets divided by total shares outstanding do not calculate to the stated net asset value because net assets and total shares outstanding are shown rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
FOR THE YEAR ENDED
OCTOBER 31, 2018

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$529,231
Interest	633,658
Less: Foreign Taxes Withheld	(49,198)

Total Investment Income	1,113,691

Expenses:
Investment Advisory Fees (Note 7)	889,858
Administration Fees (Note 6)	225,001
Trustees’ Fees	28,254
Chief Compliance Officer Fees (Note 5)	21,884
Distribution Fees, Investor Class Shares (Note 6)	22
Dividend and Interest Expense on Securities Sold Short (Note 2)	369,198
Legal Fees	90,814
Transfer Agent Fees (Note 6)	75,456
Custodian Fees (Note 6)	58,638
Audit Fees	42,650
Registration and Filing Fees	34,479
Other Expenses	50,669

Total Expenses	1,886,923

Less:
Waiver of Investment Advisory Fees (Note 7)	(246,474)

Net Expenses	1,640,449

Net Investment Loss	(526,758)

Net Realized Gain (Loss) on:
Investments	1,377,264
Securities Sold Short	(2,884,394)
Futures Contracts	(4,301,696)
Swap Contracts	(15,718)
Purchased and Written Options	221,987
Forward Currency Contracts	126,610
Foreign Currency Transactions	(35,081)

Net Realized Loss	(5,511,028)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,288,617)
Securities Sold Short	2,792,767
Futures Contracts	26,754
Swap Contracts	28,985
Purchased and Written Options	(11,649)
Forward Currency Contracts	38,998
Foreign Currency Translation	(15,774)

Net Change in Unrealized Appreciation	1,571,464

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(3,939,564)

Net Decrease in Net Assets Resulting from Operations	$(4,466,322)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended October 31, 2018	Year Ended October 31, 2017
Operations:
Net Investment Loss	$(526,758)	$(1,228,284)
Net Realized Gain (Loss) on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Purchased Options, Written Options, Forward Currency Contracts and Foreign Currency Transactions	(5,511,028)	1,596,099
Net Change in Unrealized Appreciation on Investments, Securities Sold Short, Futures Contracts, Swap Contracts, Purchased Options, Written Options, Forward Currency Contracts and Foreign Currency Translation	1,571,464	149,960

Net Increase (Decrease) in Net Assets Resulting From Operations	(4,466,322)	517,775

Capital Share Transactions:
Institutional Class Shares
Issued	57,131	237,139
Redeemed	(3,334,359)	(3,573,344)

Net Institutional Class Shares Transactions	(3,277,228)	(3,336,205)

Investor Class Shares
Issued	2,592	2,195
Redeemed	(1,999)	(95,925)

Net Investor Class Shares Transactions	593	(93,730)

Net Decrease in Net Assets From Capital Share Transactions	(3,276,635)	(3,429,935)

Total Decrease in Net Assets	(7,742,957)	(2,912,160)

Net Assets:
Beginning of Year	55,876,125	58,788,285

End of Year(1)	$48,133,168	$55,876,125

Shares Transactions:
Institutional Class Shares
Issued	5,921	24,521
Redeemed	(350,722)	(370,830)

Total Institutional Class Shares Transactions	(344,801)	(346,309)

Investor Class Shares
Issued	285	231
Redeemed	(223)	(10,137)

Total Investor Class Shares Transactions	62	(9,906)

Net Decrease in Shares Outstanding From Share Transactions	(344,739)	(356,215)

(1)	Includes accumulated net investment loss of $(891,963), in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS
		Selected Per Share Data & Ratios For a Share Outstanding

	Institutional Class Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$9.72	$9.63	$10.35	$10.01	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.10)	(0.21)	(0.19)	(0.21)	(0.05)
Net Realized and Unrealized Gain (Loss)	(0.71)	0.30	0.04	0.55	0.06

Total from Investment Operations	(0.81)	0.09	(0.15)	0.34	0.01

Dividends and Distributions:
Capital Gains	—	—	(0.57)	—	—
Return of Capital	—	—	— ^	—	—

Total Dividends and Distributions	—	—	(0.57)	—	—

Net Asset Value, End of Year/Period	$8.91	$9.72	$9.63	$10.35	$10.01

Total Return†	(8.33)%	0.93%	(1.45)%	3.40%	0.10%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$48,125	$55,868	$58,685	$58,928	$50,120
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.23%	3.62%	2.94%	2.87%	2.89	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.71%	4.05%	3.22%	3.48%	3.93	%††
Ratio of Net Investment Loss to Average Net Assets	(1.04)%	(2.14)%	(1.92)%	(2.01)%	(2.10	)%††
Portfolio Turnover Rate‡	221%	548%	796%	603%	140%

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.50% for the year ended October 31, 2018, and the years ending October 31, 2017, October 31, 2016, October 31, 2015, and the period ending October 31, 2014.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND

FINANCIAL HIGHLIGHTS — continued
	Selected Per Share Data & Ratios For a Share Outstanding

	Investor Class Shares
	Year Ended October 31, 2018	Year Ended October 31, 2017	Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014(1)
Net Asset Value, Beginning of Year/Period	$9.63	$9.54	$10.31	$10.00	$10.00

Income (Loss) from Investment Operations:
Net Investment Loss*	(0.12)	(0.25)	(0.23)	(0.25)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.70)	0.34	0.03	0.56	0.06

Total from Investment Operations	(0.82)	0.09	(0.20)	0.31	—

Dividends and Distributions:
Capital Gains	—	—	(0.57)	—	—
Return of Capital	—	—	— ^	—	—

Total Dividends and Distributions	—	—	(0.57)	—	—

Net Asset Value, End of Year/Period	$8.81	$9.63	$9.54	$10.31	$10.00

Total Return†	(8.52)%	0.94%	(1.97)%	3.10%	0.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$8	$8	$103	$1,909	$10
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Waivers)(2)	3.48%	3.92%	3.27%	3.22%	3.28	%††
Ratio of Expenses to Average Net Assets (Including Dividends and Interest on Short Sales and Excluding Waivers)	3.96%	4.28%	3.56%	3.82%	66.30	%††
Ratio of Net Investment Loss to Average Net Assets	(1.27)%	(2.61)%	(2.38)%	(2.39)%	(2.44	)%††
Portfolio Turnover Rate‡	221%	548%	796%	603%	140%

*	Per share calculations were performed using average shares for the year/period.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

^	Amount represents less than $0.01 per share.

(1)	The Fund commenced operations on July 25, 2014.

(2)	Excluding dividends and interest on short sales, the ratio of expenses to average net assets would have been 2.75% for the year ended October 31, 2018, 2.80% for the year ending October 31, 2017, 2.83% for the year ending October 31, 2016, and 2.85% for the year ending October 31, 2015 and the period ending October 31, 2014, respectively.

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 23 funds. The financial statements herein are those of the Fiera Capital Diversified Alternatives Fund (the “Fund”). The investment objective of the Fund is to seek to generate consistent returns relative to risk and maintain low correlation to equity and bond markets. The Fund is classified as a diversified investment company. Fiera Capital Inc. serves as the Fund’s investment adviser (the “Adviser”). The Adviser has registered with the National Futures Association as a “Commodity Pool Operator” under the Commodities Exchange Act with respect to the Fund. The Fund currently offers Institutional Class Shares and Investor Class Shares. The Fund commenced operations on July 25, 2014. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Fund’s Board of Trustees (the “Board”). The Fund’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long positions and at the closing ask price for written options. Options not traded on a national securities exchange are valued at the last quoted bid price.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

There were no securities in the Fund valued in accordance with fair value procedures as of October 31, 2018.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not”

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

(i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (loss) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

Futures Contracts — The Fund utilized futures contracts during the year ended October 31, 2018. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC. The futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of October 31, 2018.

Options Written/Purchased — The Fund invested in financial options contracts to add return or to hedge their existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes. Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. The Fund had open option contracts as of October 31, 2018, as disclosed in the Fund’s Schedule of Investments.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Securities Sold Short — As consistent with the Fund’s investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by a Fund. Until the security is replaced, the Fund is required to pay

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund’s short positions. As of October 31, 2018, the Fund had open short positions as disclosed in the Fund’s Schedule of Investments.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense on securities sold short. In addition, the Fund is required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividend expense on securities sold short.

Short sales are collateralized by cash deposits with the prime broker, Morgan Stanley & Co. LLC, and pledged securities held at the custodian, MUFG Union Bank, N.A. The collateral required is determined daily by reference to the market value on short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis and is charged an interest expense at the Fed Funds Rate plus 200 basis points on the amount of any shortfall in the required cash margin. These amounts are disclosed as Receivable from Prime Broker on the Statement of Assets and Liabilities.

Swap Contracts — The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument — which may be a single asset, a pool of assets or an index of assets — during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. As of October 31, 2018, the Fund did not have open swap contracts.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the year.

The fair value of derivative instruments as of October 31, 2018, was as follows:

	Asset Derivatives October 31, 2018 Statement of Assets and Liability Location	Fair Value		Liability Derivatives October 31, 2018 Statement of Assets and Liability Location	Fair Value
Derivatives not accounted for as hedging instruments:
Foreign exchange contracts	Net Assets — Unrealized appreciation on futures contracts	$207,381	*	Net Assets — Unrealized depreciation on futures contracts	$10,192	*
	Unrealized gain on forward foreign currency contracts	39,545		Unrealized loss on forward foreign currency contracts	547
Equity contracts	Net Assets — Unrealized appreciation on futures contracts	137,983	*	Net Assets — Unrealized depreciation on futures contracts	67,549	*
	Purchased options contracts, at Value	45,255		Written options contracts, at Value	39,595
Interest rate contracts	Net Assets — Unrealized appreciation on futures contracts	68,778	*	Net Assets — Unrealized depreciation on futures contracts	121,276	*
	Purchased options contracts, at Value	5,469		Written options contracts, at Value	84,391

Total Derivatives not accounted for as hedging instruments		$504,411			$323,550

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2018, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Swap Contracts	Purchased and Written Options	Total
Foreign exchange contracts	$630,565	$126,610	$—	$(66,618)	$690,557
Equity contracts	(3,480,817)	—	(15,718)	—	(3,496,535)
Interest rate contracts	(1,451,444)	—	—	288,605	(1,162,839)
Total	$(4,301,696)	$126,610	$(15,718)	$221,987	$(3,968,817)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Currency Contracts	Swaps	Purchased and Written Options	Total
Foreign exchange contracts	$315,845	$38,998	$—	$(23,958)	$330,885
Equity contracts	(268,273)	—	28,985	—	(239,288)
Interest rate contracts	(20,818)	—	—	12,309	(8,509)
Total	$26,754	$38,998	$28,985	$(11,649)	$83,088

For the year ended October 31, 2018, the average notional amount of derivatives held was as follows:

Futures Contracts:
Currency Contracts
Average Notional Balance Long	$23,433,489
Average Notional Balance Short	21,845,372
Interest Rate Contracts
Average Notional Balance Long	$34,931,029
Average Notional Balance Short	68,940,927
Index Contracts
Average Notional Balance Long	$22,267,379
Average Notional Balance Short	3,733,584
Forwards:
Average Notional Balance Long	$3,284,189
Average Notional Balance Short	4,140,000
Options:
Average Notional Balance Long	$41,229
Average Notional Balance Short	356,814

4. Offsetting Assets and Liabilities:

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of October 31, 2018, the Fund’s financial instruments and derivative instruments are not subject to a master netting arrangement.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended October 31, 2018, the Fund paid $225,001 for these services.

The Fund has adopted the Distribution Plan (the “Plan”) for the Investor Class Shares. Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund’s average daily net assets attributable to Investor Class Shares. Under the Plan, the Distributor may make payments pursuant to written agreements to financial institutions and intermediaries such as banks, savings and loan associations and insurance companies including, without limit, investment counselors, broker-dealers and the Distributor’s affiliates and subsidiaries (collectively, “Agents”) as compensation for services and reimbursement of expenses incurred in connection with distribution assistance. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution expenses incurred by the Distributor or the amount of payments made to other financial institutions

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

and intermediaries. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.10% of average daily net assets of Investor Class Shares of the Fund will be paid to other service providers. Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Fund for providing a variety of services, including record keeping and transaction processing. Such fees are based on the assets of the Fund that are serviced by the financial representative. Such fees are paid by the Fund to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Fund’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the Adviser. These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees. For the year ended October 31, 2018, there were no Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 1.75% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses) from exceeding 2.50% with respect to Institutional Class Shares and Investor Class Shares of the Fund’s average daily net assets until February 28, 2019 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019. As of October 31, 2018, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

expense cap in place at the time the expenses were waived to the Adviser were $169,442 expiring in 2019, $246,252 expiring in 2020, and $246,474 expiring in 2021.

The Adviser employs a “multi-manager” approach, whereby it selects sub-advisers (the “Sub-Advisers”) that use a variety of alternative investment strategies to manage the Fund’s assets and allocates the Fund’s assets among those Sub-Advisers. The Adviser is responsible for the investment performance of the Fund, since it allocates the Fund’s assets to the sub-advisers and recommends hiring or changing sub-advisers to the Board. The Adviser has ultimate responsibility (subject to oversight by the Board) to oversee the Sub-Advisers and recommend their hiring, termination, and replacement.

As of October 31, 2018 the Adviser has entered into investment sub-advisory agreements with the following parties and pays the Sub-Advisers out of the fee that it receives from the Fund:

Investment Sub-Advisers

Acadian Asset Management LLC

Karya Capital Management LP

Mizuho Alternative Investments, LLC

8. Investment Transactions:

For the year ended October 31, 2018, the Fund made purchases of $48,428,173 and sales of $52,325,787 in investment securities other than long-term U.S. Government and short-term securities. The cost of purchases to cover securities sold short and the proceeds from securities sold short were $52,473,296 and $45,174,733, respectively, for the year ended October 31, 2018. There were no purchases or sales of long-term U.S. Government securities.

9. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Accordingly, the following permanent differences which are primarily attributable to foreign currency transactions, net operating loss, investments in passive foreign investment companies, REIT adjustments and return of capital distribution, have been reclassified to/from the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-in Capital
$959,315	$(168,470)	$(790,845)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions declared during the years ended October 31, 2018 and October 31, 2017 were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2018	$—	$—	$—	$—
2017	—	—	—	—

As of October 31, 2018, the components of Accumulated Losses on a tax basis were as follows:

Capital Loss Carryforwards	$(5,581,028)
Late-Year Loss Deferral	(377,491)
Unrealized Appreciation	433,909
Other Temporary Differences	(100,264)

Total Accumulated Losses	$(5,624,874)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains. Such capital losses retain their character as either short-term or long-term capital losses. As of October 31, 2018, Capital loss carryforwards for the Fund were short-term losses of $4,843,879 and long-term losses of $737,149. Capital loss carry forwards are subject to IRC Section 382 limitation.

Late-year loss deferrals represent ordinary losses realized on investment transactions from January 1, 2018 through October 31, 2018, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding securities sold short) by the Fund at October 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$ 45,557,131	$1,554,148	$(2,492,477)	$(938,329)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities sold short held by the Fund at October 31, 2018, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ (16,221,201)	$2,161,673	$(816,455)	$1,345,218

10. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

ASSET ALLOCATION RISK — The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among strategies and Sub-Advisers will cause the Fund to underperform other funds with a similar investment objective and/or underperform the markets in which the Fund invests.

COMMODITY-LINKED DERIVATIVES RISK — Investments in commodity- linked derivatives may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related derivative returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In addition, investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop.

COMMON STOCK RISK — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

CREDIT RISK — The risk that the issuer of a security or the counter-party to a contract will default or otherwise become unable to honor a financial obligation.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

CURRENCY RISK — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

DERIVATIVES RISK — The Fund’s use of futures contracts for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund’s use of derivatives for hedging purposes is subject to hedging risk. Market risk and leverage risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a derivative, sell other assets to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

FIXED INCOME MARKET RISK — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. Generally, fixed income securities will decrease in value if interest rates rise and vice versa. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

FOREIGN EXPOSURE/EMERGING MARKETS RISK — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

LEVERAGE RISK — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

MARKET RISK — The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

MULTI-MANAGER RISK — The Adviser may be unable to identify and retain Sub-Advisers who achieve superior investment records relative to other similar investments or effectively allocate the Fund’s assets among Sub-Advisers to enhance the return that would typically be expected of any one management style. While the Adviser monitors the investments of each Sub-Adviser and monitors the overall management of the Fund, each Sub-Adviser makes investment decisions for the assets it manages independently from one another. It is possible that the investment styles used by a Sub-Adviser in an asset class or investment strategy will not always be complementary to those used by others, which could adversely affect the performance of the Fund. A multi-manager fund may, under certain circumstances, incur trading costs that might not occur in a fund that is served by a single adviser.

PORTFOLIO TURNOVER RISK — The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

SHORT SALE RISK — A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share prices. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

SMALL AND MEDIUM CAPITALIZATION COMPANY RISK — The risk that small and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

TAX RISK — Income from certain commodity-linked derivative instruments that the Fund may invest in may not be considered qualifying income for purposes of the qualifying income test that must be met by the Fund in order to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Fund will seek to restrict its income from direct investments in commodity-linked derivative instruments that do not generate qualifying income to a maximum of 10% of its gross income

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

(when combined with its other investments that produce non-qualifying income) to comply with certain qualifying income tests necessary for the Fund to qualify as a RIC under the Code. However, there is no guarantee that the Fund will be successful in this regard. If the Fund fails to qualify as a RIC and to avail itself of certain relief provisions, it would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions would generally be taxable as dividends. Please see the Fund’s Statement of Additional Information (the “SAI”) for a more detailed discussion, including the availability of certain relief provisions for certain failures by the Fund to qualify as a RIC. The tax treatment of certain commodity-linked derivative instruments may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund’s taxable income or gains and distributions.

UNREGISTERED FUND RISK — Unlike the Fund, unregistered funds are not subject to the investor protections provided under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, (i) the relationship between the unregistered fund and its adviser will not be regulated by the 1940 Act; (ii) unregistered funds are not required to have a majority of disinterested directors; (iii) unregistered funds are not subject to the various custody and safekeeping provisions under the 1940 Act designed to protect fund assets; and (iv) unregistered funds are not subject to the various investment limitations under the 1940 Act. The Fund’s performance is subject to the risks associated with the securities and other investments held by an unregistered fund in which the Fund may invest. The ability of the Fund to achieve its investment objective may depend upon the ability of an unregistered fund to achieve its investment objectives. When the Fund invests in an unregistered fund, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the unregistered fund’s expenses.

11. Other:

At October 31, 2018, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

	No. of Shareholders	% Ownership
Fiera Capital Diversified Alternatives Fund, Institutional Class Shares	1	98%
Fiera Capital Diversified Alternatives Fund, Investor Class Shares	2	97%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

12. New Accounting Pronouncements:

In August 2018, The FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of October 31, 2018.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Fiera Capital Diversified Alternatives Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fiera Capital Diversified Alternatives Fund, one of the Funds constituting The Advisors’ Inner Circle Fund III (the “Fund”), as of October 31, 2018, the related statements of operations and changes in net assets for the year then ended, the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Fiera Capital Diversified Alternatives Fund as of October 31, 2018, and the results of its operations and changes in its net assets for the year then ended, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended October 31, 2017, and the financial highlights of the Fund for the years ended October 31, 2017, 2016, and for the period from December 31, 2014 (commencement of operations) to October 31, 2015, respectively, were audited by other auditors whose report, dated December 22, 2017, expressed an unqualified opinion on the financial statement and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania

December 26, 2018

We have served as the auditor of one or more of The Advisors’ Inner Circle Fund III investment companies since 2017.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from May 1, 2018 to October 31, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 5/01/18	Ending Account Value 10/31/18	Annualized Expense Ratios	Expenses Paid During Period*
Fiera Diversified Alternatives Fund — Institutional Class Shares
Actual Portfolio Return	$1,000.00	$956.00	2.86%	$14.10

Hypothetical 5% Return	1,000.00	1,010.79	2.86	14.50
Fiera Diversified Alternatives Fund — Investor Class Shares
Actual Portfolio Return	$1,000.00	$953.50	3.32%	$16.35

Hypothetical 5% Return	1,000.00	1,008.47	3.32	16.81

*	Expenses are equal to the Fund’s annualized expense ratio (including dividend and interest expense on short sales), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown.)

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Trustees and Officers of the Advisors’ Inner Circle Fund III (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran

Name and Year of Birth	Position with Trust and Length of Time Served[1]	Principal Occupations in the Past Five Years
INTERESTED TRUSTEES2 3
WILLIAM M. DORAN (Born: 1940)	Chairman of the Board of Trustees (since 2014)	Self-Employed Consultant since 2003. Partner at Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003. Counsel to the Trust, SEI Investments, SIMC, the Administrator and the Distributor. Secretary of SEI Investments since 1978.
INDEPENDENT TRUSTEES[3]
JON C. HUNT (Born: 1951)	Trustee and Lead Independent Trustee (since 2014)	Retired since 2013. Consultant to Management, Convergent Capital Management, LLC (“CCM”) from 2012 to 2013. Managing Director and Chief Operating Officer, CCM from 1998 to 2012.
THOMAS P. LEMKE (Born: 1954)	Trustee (Since 2014)	Retired since 2013. Executive Vice President and General Counsel, Legg Mason, Inc. from 2005 to 2013.
JAY C. NADEL (Born: 1958)	Trustee (since 2016)	Self-Employed Consultant since 2004. Executive Vice President, Bank of New York Broker Dealer from 2002 to 2004. Partner/Managing Director, Weiss Peck & Greer/Robeco from 1986-2001.
RANDALL S. YANKER (Born: 1960)	Trustee (since 2014)	Co-Founder and Senior Partner, Alternative Asset Managers, L.P. since 2004.

1

Each Trustee shall hold office during the lifetime of this trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.
3	Trustees oversee 23 funds in The Advisors’ Inner Circle III Fund.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-844-523-8637. The following chart lists Trustees and Officers as of October 31, 2017.

Other Directorships Held in the Past Five Years[4]
Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI

Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Investments, SEI Investments (Europe), Limited, SEI Investments — Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited, SEI Global Nominee Ltd., SEI Investments — Unit Trust Management (UK) Limited and SEI Investments Co. Director of the Distributor.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of SEI Liquid Asset Trust to 2016. Trustee of Winton Series Trust to 2017. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street

Funds, The KP Funds and Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Member of Independent Committee of Nuveen Commodities Asset Management to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust, Schroder Global Series Trust and JP Morgan Active ETFs.

Former Directorships: Trustee of Munder Funds to 2014. Trustee of Victory Funds to 2015. Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust and AXA Premier VIP Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of City National Rochdale Funds, Gallery Trust, Schroder Series Trust and Schroder Global Series Trust.

Former Directorships: Trustee of Rochdale Investment Trust to 2013. Trustee of Winton Series Trust to 2017. Director of Lapolla Industries, Inc. to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Current Directorships: Trustee of Gallery Trust, Schroder Series Trust and Schroder Global Series Trust. Independent Non-Executive Director of HFA Holdings Limited.

Former Directorships: Trustee of O’Connor EQUUS (closed-end investment company) to 2016. Trustee of Winton Series Trust to 2017. Trustee of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

4

Directorships of Companies required to report to the securities and Exchange Commission under the Securities Exchange act of 1934 (i.e., “public companies”) or other investment companies under the 1940 act.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Trustees and Officers of the Advisors’ Inner Circle Fund III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS
MICHAEL BEATTIE (Born: 1965)	President (Since 2014)	Director of Client Service, SEI Investments Company, since 2004.
STEPHEN CONNORS (Born: 1984)	Treasurer, Controller and Chief Financial Officer (since 2015)	Director, SEI Investments, Fund Accounting, since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
DIANNE M. DESCOTEAUX (Born: 1977)	Vice President and Secretary (since 2014)	Counsel at SEI Investments since 2010. Associate at Morgan, Lewis & Bockius LLP, from 2006 to 2010.
RUSSELL EMERY (Born: 1962)	Chief Compliance Officer (Since 2014)

Chief Compliance Officer of SEI Structured Credit Fund, LP since 2007. Chief Compliance Officer of SEI Alpha Strategy Portfolios, LP from 2007 to 2013. Chief Compliance Officer of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of SEI Opportunity Fund, L.P. to 2010. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed-end investment company) to 2018.

Account Manager, SEI Investments, since 2007.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Trustees and Officers of the Advisors’ Inner Circle Fund III (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupations in the Past Five Years
OFFICERS (continued)
ROBERT MORROW (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
JAMES BERNSTEIN (Born: 1962)	Vice President and Assistant Secretary (since 2017)

Attorney, SEI Investments, since 2017.

Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.

JOHN BOURGEOIS (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.
BRIDGET E. SUDALL (Born: 1980)	Privacy Officer (since 2015) Anti-Money Laundering Officer (since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners, from 2011 to 2015. Investor Services Team Lead, Morgan Stanley Alternative Investment Partners, from 2007 to 2011.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

BOARD CONSIDERATIONS IN RENEWING THE FUND’S ADVISORY AND SUB-ADVISORY AGREEMENTS

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory and sub-advisory agreements must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the advisory or sub-advisory agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 13, 2018 to decide whether to renew the following agreements (the “Agreements”) for additional one-year terms:

•	the advisory agreement between Fiera Capital Inc. (the “Adviser”) and the Trust, on behalf of the Fund; and

•

the sub-advisory agreements between the Adviser and Acadian Asset Management LLC (“Acadian”), Karya Capital Management LP (“Karya”) and Mizuho Alternative Investments, LLC (“MAI,” and, together with Acadian and Karya, the “Sub-Advisers”) on behalf of the Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Sub-Advisers, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s and the Sub-Advisers’ services; (ii) the Adviser’s and the Sub-Advisers’ investment management personnel; (iii) the Adviser’s and the Sub-Advisers’ operations and financial condition; (iv) the Adviser’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the advisory fees paid to the Adviser and the Sub-Advisers and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s and the Sub-Advisers’ profitability

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (vii) the Adviser’s and the Sub-Advisers’ potential economies of scale; (viii) the Adviser’s and the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark indices.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Fund, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers; (ii) the investment performance of the Fund and the Adviser and the Sub-Advisers; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Advisers from their relationships with the Fund, including both direct and indirect benefits accruing to the Adviser and the Sub-Advisers and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Advisers; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Advisers

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Advisers, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Advisers to the Fund, including the quality and continuity of the Adviser’s and the Sub-Advisers’ portfolio management personnel, the resources of the Adviser and the Sub-Advisers, and the Adviser’s and the Sub-Advisers’ compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Advisers’ investment and risk management approaches for the Fund. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Advisers were available to the Board, as were the

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

responses of the Adviser and the Sub-Advisers to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Advisers to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser and the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser and the Sub-Advisers were sufficient to support renewal of the Agreements.

Investment Performance of the Fund, the Adviser and the Sub-Advisers

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark indices and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser and the Sub-Advisers provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmarks and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Advisers in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Advisers had been able to achieve for the Fund were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, as well as the fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the advisory fees paid to the Adviser and the Sub-Advisers. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Sub-Advisers to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Trustees also considered that the Adviser, not

THE ADVISORS’ INNER CIRCLE FUND III	FIERA CAPITAL DIVERSIFIED
ALTERNATIVES FUND
OCTOBER 31, 2018

the Fund, paid the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to Acadian and Karya reflected arms-length negotiations between the Adviser and Acadian and Karya, respectively. The Trustees evaluated both the fees under the sub-advisory agreements and the portion of the fees under the advisory agreement retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Advisers.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Advisers from their relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Advisers and their affiliates. The Trustees considered how the Adviser’s and the Sub-Advisers’ profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Advisers with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s and the Sub-Advisers’ commitment to managing the Fund and the Adviser’s willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s and the Sub-Advisers’ views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Advisers with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Fiera Capital Diversified Alternatives Fund

P.O. Box 219009

Kansas City, MO 64121-9009

1-844-755-3863

Investment Adviser:

Fiera Capital Inc.

375 Park Avenue, 8th Avenue

New York, NY 10152

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

RLL-AR-001-0500

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Thomas Lemke and Jay Nadel, and each of Messrs. Lemke and Nadel is considered to be “independent” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund III (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$378,215	None	None	$335,100	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$60,000(2)	None	None	$270,028
(d)	All Other Fees	None	None	$10,000	None	None	$14,003

(2)	Tax return preparation fees for affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) relate to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$82,560	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$63,500	None	None	$26,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1) Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $70,000 and $284,031 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.